Costs and expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Costs and expenses by nature

27. Costs and expenses by nature

The Company presents its costs and expenses by function in the consolidated statement of profit or loss and presents below its expenses by nature:

	2021	2020	2019
		Restated	Restated
Raw materials and materials for use and consumption	104,233,143	68,851,960	77,218,922
Personnel expenses	1,575,066	1,414,567	1,571,227
Freight and storage	899,188	1,073,971	871,057
Depreciation and amortization	653,118	595,531	551,768
Amortization of right-of-use assets	260,716	242,670	216,609
Advertising and marketing	106,352	143,694	192,389
Services provided by third parties	399,904	184,532	179,319
Other expenses	101,819	139,379	258,705
Total	108,229,306	72,646,304	81,059,996
Classified as:
Cost of products and services sold	104,827,966	70,056,447	78,208,786
Selling and marketing	1,934,789	1,595,871	1,631,760
General and administrative	1,466,551	993,986	1,219,450
Total	108,229,306	72,646,304	81,059,996